Fair Value Measurements and Investments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of the following dates:

	Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$74,627	$—	$74,627
Derivative liabilities	—	(2,817)	—	(2,817)
Investments at fair value	—	—	73,353	73,353
Total	$—	$71,810	$73,353	$145,163

	Fair Value as of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$116,127	$—	$116,127
Derivative liabilities	—	(160)	—	(160)
Investments at fair value	—	—	74,136	74,136
Contingent consideration	—	—	(300)	(300)
Total	$—	$115,967	$73,836	$189,803
The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of the following dates:

	Fair Value as of June 30, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$79,164	$—	$79,164
Derivative liabilities	—	(74)	—	(74)
Investments at fair value	—	—	68,225	68,225
Total	$—	$79,090	$68,225	$147,315

	Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$74,627	$—	$74,627
Derivative liabilities	—	(2,817)	—	(2,817)
Investments at fair value	—	—	73,353	73,353
Total	$—	$71,810	$73,353	$145,163

Schedule of Fair Value Assets and Liabilities Using Level 3 Inputs
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of December 31, 2025, 2024 and 2023 using significant unobservable inputs:

(in thousands)	Investments at fair value	Contingent consideration	OYA bankruptcy claim receivable	Total
Balance as of December 31, 2022	$92,554	$(75,700)	$—	$16,854
Contributions to investees	5,298	—	—	5,298
Return of capital	(3,906)	—	—	(3,906)
Change in fair value of investments, net	932	—	—	932
Change in contingent consideration	—	603	—	603
Reclassification of participating Earnout Shares	—	32,790	—	32,790
Balance as of December 31, 2023	$94,878	$(42,307)	$—	$52,571
Contributions to investees	734	—	—	734
Return of capital	(6,775)	—	—	(6,775)
Change in fair value of investments, net	(14,701)	—	—	(14,701)
Change in contingent consideration	—	39,348	—	39,348
Reclassification of participating Earnout Shares	—	2,659	—	2,659
Balance as of December 31, 2024	$74,136	$(300)	$—	$73,836
Contributions to investees	219	—	—	219
Divestiture and bankruptcy claim approval of OYA	(5,314)	—	12,692	7,378
Contribution to GDEV OYA Lender	12,692	—	(12,692)	—
Return of capital from GDEV OYA Lender	(3,000)	—	—	(3,000)
Change in fair value of investments, net	(5,380)	—	—	(5,380)
Change in contingent consideration	—	300	—	300
Balance as of December 31, 2025	$73,353	$—	$—	$73,353
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of June 30, 2026 using significant unobservable inputs:

(in thousands)	Investments at fair value
Balance as of December 31, 2025	$73,353
Change in fair value of investments, net	(5,128)
Balance as of June 30, 2026	$68,225

Schedule of Quantitative Information about Level 3 Fair Value Measurements
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of December 31, 2025:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	27 years
GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.50
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of June 30, 2026:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	26 years

GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.47

Schedule of Equity Method Investments
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of December 31, 2025 and December 31, 2024:

(in thousands)	December 31, 2025	December 31, 2024
Aurora	$60,722	$60,348
OYA(1)	—	5,913
GDEV OYA Lender	6,614	—
GDEV I	2,688	3,771
GDEV II	3,329	4,104
Total investments at fair value	$73,353	$74,136
__________________
(1)The Company derecognized the investment in OYA and recognized a bankruptcy claim receivable for the amount, which was subsequently contributed to GDEV OYA Lender. See details above and in Note 5. Variable Interest Entities.
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
Aurora	$54,615	$60,722
GDEV OYA Lender	6,614	6,614
GDEV I	3,215	2,688
GDEV II	3,781	3,329
Total investments at fair value	$68,225	$73,353

Schedule of Change in Fair Value of Investments, Net
The following table presents Total Change in fair value of investments, net of each of the Company’s investments for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Aurora	$373	$(12,614)	1,623
OYA	(598)	(3,732)	(1,782)
GDEV OYA Lender	(3,078)	—
GDEV	(1,153)	(292)	1,124
GDEV II	(924)	1,937	(33)
Total Change in fair value of investments, net	$(5,380)	$(14,701)	932

Schedule of Change in Fair Value of Contingent Consideration
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of December 31, 2025, 2024 and 2023 using significant unobservable inputs:

(in thousands)	Investments at fair value	Contingent consideration	OYA bankruptcy claim receivable	Total
Balance as of December 31, 2022	$92,554	$(75,700)	$—	$16,854
Contributions to investees	5,298	—	—	5,298
Return of capital	(3,906)	—	—	(3,906)
Change in fair value of investments, net	932	—	—	932
Change in contingent consideration	—	603	—	603
Reclassification of participating Earnout Shares	—	32,790	—	32,790
Balance as of December 31, 2023	$94,878	$(42,307)	$—	$52,571
Contributions to investees	734	—	—	734
Return of capital	(6,775)	—	—	(6,775)
Change in fair value of investments, net	(14,701)	—	—	(14,701)
Change in contingent consideration	—	39,348	—	39,348
Reclassification of participating Earnout Shares	—	2,659	—	2,659
Balance as of December 31, 2024	$74,136	$(300)	$—	$73,836
Contributions to investees	219	—	—	219
Divestiture and bankruptcy claim approval of OYA	(5,314)	—	12,692	7,378
Contribution to GDEV OYA Lender	12,692	—	(12,692)	—
Return of capital from GDEV OYA Lender	(3,000)	—	—	(3,000)
Change in fair value of investments, net	(5,380)	—	—	(5,380)
Change in contingent consideration	—	300	—	300
Balance as of December 31, 2025	$73,353	$—	$—	$73,353
The following table presents the change in fair value of contingent consideration for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Change in fair value of contingent consideration	$(300)	$(39,348)	(603)
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of June 30, 2026 using significant unobservable inputs:

(in thousands)	Investments at fair value
Balance as of December 31, 2025	$73,353
Change in fair value of investments, net	(5,128)
Balance as of June 30, 2026	$68,225